Trade receivables and accrued revenue (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade Receivables And Accrued Income [line items]
Receivables from subscribers	₺ 2,263,544	₺ 2,090,242
Accounts and notes receivable	766,921	745,442
Undue assigned contracted receivables	435,332	298,291
Current trade receivables	3,465,797	3,133,975
Letters of guarantee received	351,698	332,180
Non-current undue assigned contracted receivables	172,261	116,462
Non-current trade receivables	222,451	148,159
Accumulated impairment [member]
Trade Receivables And Accrued Income [line items]
Current trade receivables	₺ (617,932)	₺ (620,247)